LEASE - Lease Liability Maturities (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 28,116
2023	28,116
2024	28,116
2025	21,087
Total minimum lease payments	105,435
Less: Imputed interest	(9,039)
Total Lease liabilities	$ 96,396	$ 162,027